Inventories - Summary of Inventories (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials and consumables	£ 2,370	£ 2,100
Finished goods and work in progress	3,159	3,046
Goods purchased for resale	142	133
Inventories	£ 5,671	£ 5,279